Summary of Significant Accounting Policies (Details) - Schedule of basic net loss per share (Parentheticals)	12 Months Ended
	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 ¥ / shares shares	Mar. 31, 2020 ¥ / shares shares
Schedule Of Basic Net Loss Per Share Abstract
Weighted average shares outstanding, diluted	8,164,771	8,164,771	4,517,793	4,507,223
Diluted | (per share)	¥ (4.76)	$ (0.75)	¥ (3.68)	¥ (4.81)